RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

11. RELATED PARTY BALANCES AND TRANSACTIONS

Below summarizes the major related parties and their relationships with the Group, and the nature of their services provided to/by the Group:

Name of related parties	Relationship with the Group	Major transaction with the Group
Zhuhai Hengqin Flash Cloud Payment Information Technology Limited (“Zhuhai Hengqin Payment”)	Entity controlled by Sun, Lei	Payment processing service
Nanjing Lefang	Investee with significant influence	Borrower acquisition and referral services purchased by the Group, consulting service provided to Nanjing Lefang by the Group, and related party loan
Shanghai Qiuzhi Information Technology Limited (“Shanghai Qiuzhi”)	Equity method investee (from May 2019)	Borrower acquisition and referral services
Beijing Jiuzao Technology Limited (“Beijing Jiuzao”)	Entity controlled by Sun, Lei (from December 2019)	Borrower acquisition and referral services
Hangzhou Shuyun Gongjin Technology Limited (“Hangzhou Shuyun”)	Entity controlled by Sun, Lei	Credit inquiry services
Hainan Chenxi Investment Consulting Co., Ltd (“Hainan Chenxi”)	Investee with significant influence (Since July 2020)	Related party loan, Insurance agency service
Diaobiao Zhonghai（Beijing）Technology Co., Ltd (“Diaobiao Zhonghai”)	Equity method investee (Since July 2020)	Capital
Zhongzheng Jinniu（Beijing）Investment Consulting Co., Ltd（ “Zhongzheng Jinniu” ）	Equity method investee (Since 2018)	Related party loan

Details of related party balances and transactions as of and for the years ended December 31, 2021 and 2022 are as follows:

(1)	Services provided by related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Investors and borrower acquisition and referral services:
Beijing Jiuzao	852	—	—
Shanghai Qiuzhi	49	—	—
Subtotal	901	—	—
Insurance agency service:
Hainan Chenxi	—	—	519
Credit inquiry services:
Hangzhou Shuyun	358	—	—
Total	1,259	—	519

(2)	Amounts due from related parties

	December 31,	December 31,
	2021	2022
	RMB	RMB
Zhongzheng Jinniu	—	25,030
Hainan Chenxi	41,750	67,750
Subtotal	41,750	92,780
Impairment	—	(92,780)
Total	41,750	—

The Group entered into several loan agreements with Hainan Chenxi and as of December 31, 2022, the Group had RMB67.8 million loans receivable from Hainan Chenxi outstanding, with terms 12 months and with interest at 6%. The Group entered into several loan agreements with Zhongzheng Jinniu, and as of December 31, 2022, the Group had RMB25.0 million loans receivable from Zhongzheng Jinniu outstanding, with terms 6 months and with interest at 6.00% or 14.00%. Due to poor operations of Zhongzheng Jinniu and Hainan Chenxi, the Group fully impaired the loans as of December 31, 2022.

(3)	Amounts due to related parties

	December 31,	December 31,
	2021	2022
	RMB	RMB
Zhuhai Hengqin Payment	27	—
Nanjing Lefang	19,218	4,620
Hangzhou Shuyun	18	—
Beijing Jiuzao	4,704	—
Hainan Chenxi	—	519
Diaobiao Zhonghai	—	3
Total	23,967	5,142

Nanjing Lefang provides referral services, consulting service to Group as of December 31, 2022. The Group had RMB 4,620 payable to Nanjing Lefang. Hainan Chenxi provides insurance agency services to the Group and there is RMB 519 payable to Hainan Chenxi as of December 31, 2022.